Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Core structural borrowings of shareholder-financed businesses
Borrowings
Schedule of borrowings

	31 Dec 2022 $m	31 Dec 2021 $m
Subordinated debt:
US$1,000m 5.25% Notesnote (i)	—	1,000
US$725m 4.375% Notesnote (ii)	—	725
US$750m 4.875% Notes	750	748
€20m Medium Term Notes 2023	21	23
£435m 6.125% Notes 2031	520	584
US$1,000m 2.95% Notes 2033	995	995
Senior debt:note (iii)
£300m 6.875% Notes 2023note (iv)	361	404
£250m 5.875% Notes 2029	281	313
US$1,000m 3.125% Notes 2030	987	985
US$350m 3.625% Notes 2032note (v)	346	—
Bank loans:
US$350m Loan 2024note(v)	—	350
Total core structural borrowings of shareholder-financed businesses	4,261	6,127

Notes

(i)	The US$1,000 million notes were redeemed on 20 January 2022 using the proceeds from the issuance of ordinary shares during 2021 as discussed in note C8.
(ii)	The US$725 million notes were redeemed on 20 January 2022 using the proceeds from the US$1,000 million subordinated debt issued in November 2021.
(iii)	The senior debt ranks above subordinated debt in the event of liquidation.
(iv)	The £300 million notes were redeemed on 20 January 2023.
(v)

In March 2022, the Company issued US$350 million 3.625 per cent senior debt maturing on 24 March 2032 with proceeds, net of costs, of US$346 million, which was used to redeem the US$350 million bank loan in May 2022.

Operational borrowings
Borrowings
Schedule of borrowings

	31 Dec 2022 $m	31 Dec 2021 $m
Shareholder-financed business:
Borrowings in respect of short-term fixed income securities programmes – commercial paper	501	500
Lease liabilities under IFRS 16	185	209
Other borrowings	11	10
Operational borrowings attributable to shareholder-financed businesses	697	719

With-profits business:
Lease liabilities under IFRS 16	114	138
Other borrowings	4	4
Operational borrowings attributable to with-profits businesses	118	142
Total operational borrowings	815	861